Capital commitments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of capital expenditures	Capital expenditures contracted for at the end of the reporting period but not recognized in the financial statements are as follows:
	2025	2024
	US$	US$

Property, plant and equipment	61,709	1,312,753